Investments (excluding Consolidated Investment Entities) - Mortgages by Year of Origination (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investment [Line Items]
Total Commercial mortgage loans	$ 9,316.0	[1]	$ 8,666.2	[1]
Year of Origination 2013
Investment [Line Items]
Total Commercial mortgage loans	2,199.8		0
Year of Origination 2012
Investment [Line Items]
Total Commercial mortgage loans	1,743.3	[1]	1,821.0	[1]
Year of Origination 2011
Investment [Line Items]
Total Commercial mortgage loans	1,835.9	[1]	1,940.8	[1]
Year of Origination 2010
Investment [Line Items]
Total Commercial mortgage loans	409.8	[1]	429.9	[1]
Year of Origination 2009
Investment [Line Items]
Total Commercial mortgage loans	149.5	[1]	175.1	[1]
Year of Origination 2008
Investment [Line Items]
Total Commercial mortgage loans	408.6	[1]	725.1	[1]
Year of Origination 2007 and Prior
Investment [Line Items]
Total Commercial mortgage loans	$ 2,569.1	[1]	$ 3,574.3	[1]

[1]	Balances do not include allowance for mortgage loan credit losses